SUBSEQUENT EVENTS (Details) (Subsequent events) In Millions, unless otherwise specified	0 Months Ended
	Jan. 17, 2013 Common stock TransCanada Corporation CAD	Jan. 15, 2013 0.75 % senior notes, due January 15, 2016 USD ($)
Subsequent Events
Debt issued		$ 750
Interest rate (as a percent)		0.75%
Common shares issued	7.2
Proceeds from issuance of common shares	345